Note 9 - Related-Party Transactions and Party-in-Interest Transactions (Details Textual) - EBP 27-1560715 001 [Member] - USD ($)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 210,865
EBP, Employer, Common Stock [Member]
EBP, Investment, Number of Shares (in shares)	147,441	147,441	145,227
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment		$ 63,919
EBP, Trustee [Member]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense		$ 210,865